Prepaid Expenses and Other Current Assets	3 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

Note 5 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2025 and September 30, 2025:

	December 31, 2025	September 30, 2025
Insurance premium	$57,359	$83,833
Deposit on asset	360,000	10,000
Prepaid consulting fees	580,000	50,000
Other prepaid expenses	33,730	261
Legal retainer	35,000	35,000
VAT receivable	24,775	—
Other deposits	14,954	6,525
Due from underwriters	3,930	3,930
Prepaid expenses and other current assets	$1,109,748	$189,549